Significant Accounting Policies - Transfers of Financial Assets (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds from transfers of notes and accounts receivable trade	$ 4.2	$ 3.4	$ 3.3
Accounts receivable sold and derecognized that remain uncollected from customers	$ 0.9	$ 0.5	$ 1.0